UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-06443

          BlackRock Income Opportunity Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Opportunity Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Income Opportunity Trust (BNA)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—154.8%
			Mortgage Pass-Through Securities—28.1%
			Federal Home Loan Mortgage Corp.,
	$ 1,299	[2]	4.357%, 1/01/35	$1,280,274
	2,040	[2]	5.152%, 1/01/35	2,012,492
			Federal National Mortgage Assoc.,
	675		2.35%, 4/29/06	671,355
	41,851		5.50%, 12/01/13-5/18/35	41,725,136
	439	[3]	5.50%, 12/01/32	435,943
	15,779		6.00%, 3/01/16 -7/01/35	15,958,864
	204		7.00%, 2/01/24-10/01/28	212,685
	3,400		TBA, 5.50%, 2/16/21	3,420,189
	41,900		TBA, 5.50%, 2/13/36	41,441,698
	2,600		TBA, 6.00%, 2/13/36	2,625,189
	115		Government National Mortgage Assoc., 8.00%, 4/15/24-11/15/25	123,097

			Total Mortgage Pass-Through Securities	109,906,922

			Federal Housing Administration Securities—1.1%
			General Motors Acceptance Corp. Projects,
	350		Ser. 37, 7.43%, 5/01/22	354,558
	199		Ser. 44, 7.43%, 8/01/22	201,749
			Merrill Projects,
	156		Ser. 29, 7.43%, 10/01/20	158,409
	53		Ser. 42, 7.43%, 9/01/22	53,608
	1,845		Reilly Project, 7.40%, 4/01/21	1,866,565
	1,856		Westmore Project, 7.25%, 4/01/21	1,868,672

			Total Federal Housing Administration Securities	4,503,561

			Agency Multiple Class Mortgage Pass-Through Securities—7.8%
			Federal Home Loan Mortgage Corp.,
	3,655		Ser. 82, Class HJ, 5.50%, 9/25/32	3,655,526
	6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,825,640
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,346,701
	3,816		Ser. 2922, Class GA, 5.50%, 5/15/34	3,814,378
	2,097		Ser. 2927, Class BA, 5.50%, 10/15/33	2,100,079
	2,061		Ser. 2933 Class HD, 5.50%, 2/15/35	2,066,598
	1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,753,152
			Federal National Mortgage Assoc.,
	3,797		Ser. 5, Class PK, 5.00%, 12/25/34	3,739,499
	2,321		Ser. 27, Class PC, 5.50%, 5/25/34	2,315,073
	1,931	[2]	Ser. 118, Class FD, 4.93%, 12/25/33	1,949,336
	1,787		Government National Mortgage Assoc., 6.00%, 6/20/15	1,809,434

			Total Agency Multiple Class Mortgage Pass-Through Securities	30,375,416

			Non-Agency Multiple Class Mortgage Pass-Through Securities—2.4%
AAA	8,718		Residential Funding Securities Corp., 8.50%, 5/25/33	9,228,202
AAA	11	[2,4]	Summit Mortgage Trust, 6.266%, 12/28/12	11,110

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	9,239,312

			Inverse Floating Rate Mortgage Securities—0.7%
			Federal Home Loan Mortgage Corp.,
	10	[2]	Ser. 1043, Class H, 24.188%, 2/15/21	11,758
	826	[2]	Ser. 1611, Class JC, 10.00%, 8/15/23	851,452
			Federal National Mortgage Assoc.,
	1,808	[2]	Ser. 23, Class PS, 9.925%, 4/25/23	1,858,870
	—	[2]	Ser. 46, Class S, 1481.344%, 5/25/21	2,308
	—	[2]	Ser. 49, Class S, 563.55%, 12/25/21	1,837
	78	[2]	Ser. 87, Class S, 14.675%, 8/25/21	92,196
	—	[2]	Ser. 145, Class S, 20.191%, 10/25/06	488

			Total Inverse Floating Rate Mortgage Securities	2,818,909

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Asset-Backed Securities—6.0%
AAA	$ 3,125		Citibank Credit Card Issuance Trust, 4.85%, 2/10/11 $	3,124,125
			Countrywide Certificates,
AAA	3,137	[2]	Ser. 15, Class 2AV1, 4.63%, 4/25/36	3,136,822
AAA	3,183		Ser. 16, Class 4AV1, 4.63%, 1/25/35	3,182,948
AAA	2,803	[2]	Merrill Lynch Mortgage Investors, Inc., 4.691%, 9/25/36	2,803,272
AAA	3,271	[2]	New Centy Home Equity Loan Trust, 4.661%, 1/25/36	3,273,143
			SLM Student Loan Trust,
AAA	1,668	[2]	Ser. 9, Class A2, 4.643%, 10/25/12	1,663,994
AAA	3,200	[2]	Ser. 10, Class A1, 4.525%, 4/25/12	3,200,000
AAA	3,175	[2]	Structured Asset Investment Loan Trust, 4.61%, 1/25/36	3,175,000

			Total Asset-Backed Securities	23,559,304

			Interest Only Asset-Backed Securities—1.3%
AAA	1,317	[2,4]	Morgan Stanley Cap. Trust I, 1.729%, 6/15/17	14,831
			Sterling Coofs Trust,
NR	31,145	[2]	Ser. 1, 2.362%, 4/15/29	2,530,571
NR	32,945		Ser. 2, 1.00%, 3/30/30	2,470,875

			Total Interest Only Asset-Backed Securities	5,016,277

			Interest Only Mortgage-Backed Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	44
	—		Ser. 192, Class U, 1,009.033%, 2/15/22	53
	—	[2]	Ser. 200, Class R, 108,521.505%, 12/15/22	192
	—	[2]	Ser. 1054, Class I, 478.84%, 3/15/21	187
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,254
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	2,514
	—	[2]	Ser. 1148, Class E, 651.508%, 10/15/21	604
	—	[2]	Ser. 1179, Class O, 1,009.389%, 11/15/21	154
	—		Ser. 1221 Class H, 1,006.50%, 3/15/07	63
	238		Ser. 1254, Class Z, 8.50%, 4/15/22	1,552
	473		Ser. 1831, Class PG, 6.50%, 3/15/11	43,617
	7,552		Ser. 2611, Class QI, 5.50%, 9/15/32	1,356,584
			Federal National Mortgage Assoc.,
	119		Ser. 5, Class H, 9.00%, 1/25/22	21,116
	8		Ser. 7, Class 2, 8.50%, 4/01/17	1,570
	—	[2]	Ser. 7, Class S, 633.477%, 3/25/21	3,194
	67	[2]	Ser. 10, Class S, 612.955%, 5/25/21	8,580
	57	[2]	Ser. 12, Class S, 648.144%, 5/25/21	7,376
	—	[2]	Ser. 17, Class S, 615.422%, 6/25/21	4,278
	48		Ser. 33, Class PV, 1,078.42%, 10/25/21	13,677
	—		Ser. 38, Class N, 1,008.50%, 4/25/21	461
	499		Ser. 46, Class H, 1,042.50%, 12/25/09	76,438
	511	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	13,822
	—		Ser. 84, Class H, 1,100.633%, 8/25/06	5
	14		Ser. 89, Class 2, 8.00%, 6/01/18	2,820
	33,278	[2]	Ser. 90, Class JH, 2.17%, 11/25/34	1,484,543
	4		Ser. 94, Class 2, 9.50%, 8/01/21	979
	—		Ser. 99, Class L, 930.00%, 8/25/21	2,954
	—		Ser. 123, Class M, 1,009.50%, 10/25/20	515
	20	[2]	Ser. 136, Class S, 15.557%, 11/25/20	24,319
	—		Ser. 139, Class PT, 648.35%, 10/25/21	3,701
	—		Ser. 141, Class SA, 16.875%, 8/25/07	601
AAA	6,003	[2,4]	Goldman Sachs Mortgage Securities Corp., 0.995%, 2/19/25	128,458
AAA	3,549	[2]	Salomon Brothers Mortgage Securities VII, 0.409%, 3/25/22	1,176

			Total Interest Only Mortgage-Backed Securities	3,207,401

			Principal Only Mortgage-Backed Securities—0.1%
	131	[3,5]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	115,936
			Federal National Mortgage Assoc.,
	72	[5]	Ser. 51, Class E, 8.00%, 2/25/23	59,087
	16	[5]	Ser. 70, Class A, 7.00%, 5/25/23	14,275
	32	[5]	Ser. 167, Class D, 8.50%, 10/25/17	30,584
	29	[5]	Ser. 203, Class 1, 8.00%, 2/01/23	24,801
	19	[5]	Ser. 228, Class 1, 7.00%, 5/01/23	16,088

			Total Principal Only Mortgage-Backed Securities	260,771

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Commercial Mortgage-Backed Securities—4.3%
AAA	$ 2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	$2,285,919
AAA	2,970		Credit Suisse First Boston Mortgage Securities Corp., 4.94%, 12/15/35	2,917,609
AAA	2,090		First Union National Bank Commercial Mortgage Trust, 7.202%, 10/15/32	2,254,337
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	2,400,453
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,060,347
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,310,456
AAA	2,530	[2]	Lehman Brothers-UBS Commercial Mortgage Trust, 4.985%, 6/15/29	2,531,973

			Total Commercial Mortgage-Backed Securities	16,761,094

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	—		Ser. 40, Class R, 580.50%, 4/01/18	247
AAA	—		Ser. 42, Class R, 6,000.00%, 10/01/14	4,813
			Federal Home Loan Mortgage Corp.,
	14	[2]	Ser. 19, Class R, 10,417.749%, 3/15/20	1,212
	—	[2]	Ser. 75, Class R, 9.50%, 1/15/21	3
	—	[2]	Ser. 75, Class RS, 15.874%, 1/15/21	3
	—	[2]	Ser. 173, Class R, 9.00%, 11/15/21	14
	—	[2]	Ser. 173, Class RS, 9.083%, 11/15/21	14
NR	6	[6]	Painewebber CMO Trust, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residuals	6,306

			Collateralized Mortgage Obligatons—2.5%
			Federal Home Loan Mortgage Corp.,
	935		Ser. 2582, Class TB, 3.50%, 10/15/21	930,188
	3,449		Ser. 2806, Class VC, 6.00%, 12/15/19	3,508,353
AA	2,630		First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35	2,850,839
AAA	2,310		GE Capital Commercial Mortgage Corp., 6.269%, 12/10/35	2,430,998

			Total Collateralized Mortgage Obligatons	9,720,378

			Corporate Bonds—43.6%
			Aerospace & Defense—1.5%
B+	100		Armor Holdings, Inc., 8.25%, 8/15/13	107,000
			BE Aerospace, Inc.,
BB-	180		8.50%, 10/01/10	193,050
B	490		8.875%, 5/01/11	513,275
B	80		DRS Technologies, Inc., 7.625%, 2/01/18	81,000
BBB+	430		Lockheed Martin Corp., 8.50%, 12/01/29	578,595
			Raytheon Co.,
BBB	712		6.15%, 11/01/08	730,170
NR	2,500		7.00%, 5/15/06	2,525,000
BB	100		Sequa Corp., 8.875%, 4/01/08	106,000
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,223,688

				6,057,778

			Automotive—0.3%
BB+	90		ArvinMeritor, Inc., 8.75%, 3/01/12	89,325
B-	110		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	108,075
CCC+	520	[2]	Metaldyne Corp., 10.00%, 11/01/13	477,100
			Navistar Intl. Corp.,
BB-	415		7.50%, 6/15/11	410,850
BB-	185		Ser. B, 6.25%, 3/01/12	172,975
B	110		Tenneco, Inc., 8.625%, 11/15/14	110,000

				1,368,325

			Basic Materials—2.9%
B-	80	[2,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	81,400
B-	3,185		Caraustar Industries, Inc., 9.875%, 4/01/11	3,364,156
B+	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	175,100
BB-	300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	330,000
			Huntsman LLC,
B	72	[2]	11.50%, 7/15/12	82,620
BB-	230		11.625%, 10/15/10	263,350
BB	70		IMC Global, Inc., 10.875%, 6/01/08	77,875
B-	500	[4]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	500,000
CCC+	1,150	[2,4]	Innophos, Inc., 9.625%, 8/15/14	1,178,750
BBB+	135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	154,913

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
			Lyondell Chemical Co.,
BB+	$ 130		10.50%, 6/01/13	$147,225
BB+	2,235		11.125%, 7/15/12	2,514,375
BB+	465		Ser. A, 9.625%, 5/01/07	486,506
B-	60		Nalco Co., 8.875%, 11/15/13	63,000
B3	445		NewPage Corp., 10.00%, 5/01/12	452,787
Ba3	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,065,000
			Rhodia SA,
CCC+	204		8.875%, 6/01/11 (France)	209,610
B3	26		10.25%, 6/01/10 (France)	28,860
BBB	300		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	291,633

				11,467,160

			Building & Development—0.4%
B-	80	[4]	Ahern Rentals, Inc., 9.25%, 8/15/13	84,000
B2	230	[4]	Compression Polymers Corp., 10.50%, 7/01/13	226,550
B-	835	[4]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	789,075
B	300		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	318,000

				1,417,625

			Consumer Products—3.2%
B3	95		ALH Finance LLC, 8.50%, 1/15/13	91,081
BBB-	1,500		Autonation, Inc., 9.00%, 8/01/08	1,612,500
B3	2,000		Buffets, Inc., 11.25%, 7/15/10	2,070,000
			Cenveo Corp.,
B-	275		7.875%, 12/01/13	268,125
B+	375		9.625%, 3/15/12	403,125
BB+	470		Delhaize America, Inc., 9.00%, 4/15/31	555,625
BBB+	560		Federated Department Stores, Inc., 6.79%, 7/15/27	588,369
B3	485		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	431,650
B2	90		Gold Kist, Inc., 10.25%, 3/15/14	99,900
B-	855	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	820,800
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	383,800
B	470	[2]	Levi Strauss & Co., 9.28%, 4/01/12	481,750
B3	750		Movie Gallery, Inc., 11.00%, 5/01/12	562,500
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,192,030
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	289,500
B-	730	[2,4]	Rite Aid Corp., 6.125%, 12/15/08	709,925

				12,560,680

			Containers & Packaging—1.1%
B1	320	[4]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	331,200
BB-	1,850		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,930,938
CCC+	350	[4]	Pregis Corp., 12.375%, 10/15/13	355,250
B+	1,240		Stone Container Corp., 9.25%, 2/01/08	1,278,750
B+	280		Stone-Container Enterprises, Inc., 9.75%, 2/01/11	283,150

				4,179,288

			Ecological Services & Equipment—0.7%
BB	255		Allied Waste NA, 5.75%, 2/15/11	243,525
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,368,125

				2,611,650

			Energy—4.8%
			ANR Pipeline Co.,
B	145		7.375%, 2/15/24	152,975
B	565		9.625%, 11/01/21	711,900
B2	515		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	529,806
B	190	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	199,975
BB	20	[4]	Chesapeake Energy Corp., 6.875%, 11/15/20	20,300
B-	130		Clayton Williams Energy, Inc., 7.75%, 8/01/13	127,725
			CMS Energy Corp.,
BB-	35		7.50%, 1/15/09	36,094
BB-	115		8.50%, 4/15/11	124,919
BB-	105		9.875%, 10/15/07	112,350

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
BB-	$ 180		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	$186,750
B	135	[4]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	136,350
B2	445		Dresser, Inc., 9.375%, 4/15/11	467,806
			Dynegy Holdings, Inc.,
B+	80	[4]	9.875%, 7/15/10	87,600
B+	995	[4]	10.125%, 7/15/13	1,124,350
			El Paso Corp.,
B-	120		7.80%, 8/01/31	125,700
B-	100	[4]	9.625%, 5/15/12	113,250
B-	125	[4]	10.75%, 10/01/10	141,875
			El Paso Natural Gas Co.,
B	1,000		7.625%, 8/01/10	1,052,500
B	150	[2]	8.375%, 6/15/32	174,375
Ba2	208		Elwood Energy LLC, 8.159%, 7/05/26	226,788
A-	425		EnCana Corp., 6.50%, 8/15/34 (Canada)	467,270
B	40		Encore Acquisition Co., 7.25%, 12/01/17	40,300
B	430		Exco Resources, Inc., 7.25%, 1/15/11	436,450
BBB-	480		FirstEnergy Corp., 6.45%, 11/15/11	504,624
AA-	575		Florida Power & Light Co., 4.95%, 6/01/35	515,068
Baa1	190		Halliburton Co., 7.60%, 8/15/96	220,905
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	100	[4]	7.75%, 11/01/15	101,000
B	136	[4]	10.50%, 9/01/10	150,620
B-	215		KCS Energy, Inc., 7.125%, 4/01/12	215,538
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,424,300
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,053,210
A-	765		Midamerican Energy Co., 5.75%, 11/01/35	756,750
B+	112		Midwest Generation LLC, 8.56%, 1/02/16	122,412
			Mirant Americas Generation LLC,
B	50		8.30%, 5/01/11	51,375
B	110	[2]	8.50%, 10/01/21	112,475
B	190		9.125%, 5/01/31	202,825
B2	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,180,650
			NRG Energy, Inc.,
B1	50		7.25%, 2/01/14	50,813
B1	300		7.375%, 2/01/16	305,625
B-	110	[4]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	117,150
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	158,550
			Progress Energy, Inc.,
Baa2	1,800		6.75%, 3/01/06	1,802,502
Baa2	650		7.75%, 3/01/31	776,945
B	25		Range Resources Corp., 6.375%, 3/15/15	25,000
			Reliant Energy, Inc.,
BB-	455		6.75%, 12/15/14	393,575
BB-	40		9.25%, 7/15/10	39,700
A-	175		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	174,141
BBB+	300		Talisman Energy, Inc., 5.85%, 2/01/37 (Canada)	298,254
B2	360	[4]	Targa Resources, Inc., 8.50%, 11/01/13	374,400
AA	325		Texaco Capital, Inc., 8.875%, 9/01/21	439,842
BB+	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	32,625
B-	120	[4]	Verasun Energy Corp., 9.875%, 12/15/12	123,000
B2	554		Whiting Petroleum Corp., 7.00%, 2/01/14	55,275

				18,576,557

			Entertainment & Leisure—1.8%
B3	185	[4]	AMC Entertainment, Inc., 11.00%, 2/01/16	184,538
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	245,000
B3	450	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	446,625
Ba3	1,000		MGM Mirage, 9.75%, 6/01/07	1,050,000

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Entertainment & Leisure—(cont’d)
BB+	$ 2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	$2,165,000
B	205		Poster Financial Group, Inc., 8.75%, 12/01/11	213,712
B+	110	[4]	San Pasqual Casino, 8.00%, 9/15/13	111,925
BB-	290	[4]	Seneca Gaming Corp., 7.25%, 5/01/12	294,350
BB+	1,930	[2]	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,118,175
B+	125		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	121,875

				6,951,200

			Financial Institutions—11.9%
BB	350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	354,375
			Bank of America Corp.,
Aa2	2,000		4.50%, 8/01/10	1,960,260
Aa3	2,450		7.80%, 2/15/10	2,696,862
A+	1,400		Bank One Corp., 6.50%, 2/01/06	1,399,818
B	315		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	350,438
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	502,025
AAA	2,525		Berkshire Hathaway Fin. Corp., 3.375%, 10/15/08	2,425,666
B-	150	[4]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	150,750
			Citigroup, Inc.,
AA+	5,975		4.125%, 2/22/10	5,787,504
AA+	550		6.875%, 2/15/98	622,237
			Credit Suisse First Boston, Inc.,
AA-	700	[3]	6.125%, 11/15/11	732,515
AA-	1,000		7.125%, 7/15/32	1,188,190
BB	1,090		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,152,675
AA-	950	[2]	Deutsche Bank AG, 3.843%, 3/15/07	942,685
B+	110	[4]	E*Trade Financial Corp., 7.375%, 9/15/13	112,475
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	189,000
AAA	3,000		General Electric Cap. Corp., 6.75%, 3/15/32	3,473,040
AAA	3,670	[2]	General Electric Cap. Corp., 3.45%, 1/15/08	3,641,117
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,066,450
AA-	1,035		Household Finance Corp., 6.375%, 10/15/11	1,089,068
Aaa	575	[4]	Irwin Land LLC, 5.03%, 12/15/25	546,440
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	364,500
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,004,050
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,604,865
A	1,925		MetLife, Inc., 5.70%, 6/15/35	1,899,494
B-	685	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	692,706
			Rainbow National Services LLC,
B2	225	[4]	8.75%, 9/01/12	240,750
B3	1,445	[4]	10.375%, 9/01/14	1,622,013
AA-	395	[2]	RBS Capital Trust I, 4.709%, 12/29/49	375,183
Caa1	775		Standard Aero Holdings, Inc., 8.25%, 9/01/14	635,500
AA	2,000	[2]	UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,271,526
B-	50	[2]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	50,250
Aa1	1,000		Wells Fargo & Co., 4.625%, 8/09/10	985,430
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,195,980
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,750

				46,381,587

			Health Care—0.6%
Ca	20	[2,7]	Curative Health Services, Inc., 10.75%, 5/01/11	13,000
B	200		Elan Finance PLC/Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	189,250
B	460	[2]	Insight Health Services Corp., 9.93%, 11/01/11	432,400
B3	310		Select Medical Corp., 7.625%, 2/01/15	275,900
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	468,000
			WellPoint, Inc.,
A-	425		5.85%, 1/15/36	421,591
A-	350		5.95%, 12/15/34	352,685
A	275	[4]	Wyeth, 6.00%, 2/15/36	280,654

				2,433,480

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—2.3%
BBB-	$ 2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	$2,240,000
B-	1,630		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,678,900
B-	780		ERICO Intl. Corp., 8.875%, 3/01/12	799,500
CCC+	375	[4]	Hydrochem Industrial Services, 9.25%, 2/15/13	362,812
B	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,446,395
B-	470		NationsRent Cos., Inc., 9.50%, 5/01/15	498,200
CCC+	465		Park-Ohio Industries, Inc., 8.375%, 11/15/14	409,200
B3	530	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	552,525
CCC+	200		Trimas Corp., 9.875%, 6/15/12	172,000
Caa1	770		United Rentals NA, Inc., 7.00%, 2/15/14	727,650

				8,887,182

			Media—4.9%
B-	460		Allbritton Communications Co., 7.75%, 12/15/12	461,725
CCC	225		American Media Operations, Inc., 10.25%, 5/01/09	207,000
			AOL Time Warner, Inc.,
BBB	1,635		7.57%, 2/01/24	1,785,355
BBB	3,000		9.125%, 1/15/13	3,521,970
BBB+	1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,618,364
BBB	55	[4]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	54,396
BB-	131	[2]	Cablevision Systems Corp., 8.716%, 4/01/09	134,111
CCC-	813	[4]	CCH I LLC, 11.00%, 10/01/15	668,692
Caa1	430	[4]	CCH II LLC/CCH II Cap. Corp., 10.25%, 9/15/10	422,475
Caa1	745		Charter Communications Holdings II, LLC/Charter Communications Holdings II Cap. Corp.,
			10.25%, 9/15/10	731,962
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,053,510
BB-	135	[2]	Echostar DBS Corp., 7.78%, 10/01/08	138,544
B	250		General Cable Corp., 9.50%, 11/15/10	268,750
B2	190	[4]	Network Communications, Inc., 10.75%, 12/01/13	192,850
			News America Holdings, Inc.,
BBB	145		8.15%, 10/17/36	172,560
BBB	2,475		8.45%, 8/01/34	2,974,059
B3	280		Nexstar Finance, Inc., 7.00%, 1/15/14	259,350
B2	500	[2,4]	Paxson Communications Corp., 7.777%, 1/15/12	497,500
			Primedia, Inc.,
B2	90		8.00%, 5/15/13	78,300
B2	460	[2]	10.124%, 5/15/10	445,050
B	875	[4]	RH Donnelley Corp., 8.875%, 1/15/16	883,750
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,788,932
CCC+	90	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	93,713
Caa1	255		Vertis, Inc., 10.875%, 6/15/09	249,262
Caa2	470		Young Broadcasting, Inc., 10.00%, 3/01/11	423,000

				19,125,180

			Real Estate—1.5%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,066,110
			EOP Operating LP,
BBB	850		4.65%, 10/01/10	822,996
BBB	1,070		7.25%, 6/15/28	1,167,316
A	585		ERP Operating LP, 5.25%, 9/15/14	577,670
			Rouse Co.,
BB+	725		3.625%, 3/15/09	677,121
BB+	1,715		5.375%, 11/26/13	1,617,794

				5,929,007

			Technology—1.7%
B+	555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	545,288
B+	100	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	109,625
BB-	895		Lucent Technologies, Inc., 6.50%, 1/15/28	740,612

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—(cont’d)
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	$ 220	[2]	7.741%, 12/15/11 (Luxembourg)	$221,100
B2	90		8.00%, 12/15/14 (Luxembourg)	86,625
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09 (Cayman Islands)	2,097,500
CCC+	70	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	72,888
			STATS ChipPAC Ltd.,
BB	350		6.75%, 11/15/11 (Singapore)	342,125
BB	50		7.50%, 7/19/10 (Singapore)	50,750
			Sungard Data Systems, Inc.,
B-	300	[4]	9.125%, 8/15/13	312,000
B-	120	[2,4]	9.431%, 8/15/13	124,650
B-	480	[4]	10.25%, 8/15/15	483,600
B	905		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	907,262
B-	370		UGS Corp., 10.00%, 6/01/12	400,525

				6,494,550

			Telecommunications—3.1%
A	1,700	[2]	Bellsouth Telecommunications, 12/15/95	862,920
CCC	180	[4]	Centennial Communications Corp., 10.00%, 1/01/13	185,400
BB-	270		Cincinnati Bell, Inc., 7.25%, 7/15/13	283,500
B3	170	[2,4]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	167,875
			Intelsat Ltd.,
Caa1	180		5.25%, 11/01/08 (Bermuda)	165,825
B2	70	[4]	8.50%, 1/15/13 (Bermuda)	70,087
B2	460	[4]	8.875%, 1/15/15 (Bermuda)	464,025
B2	315	[2,4]	9.609%, 1/15/12 (Bermuda)	321,300
BB-	200		Lucent Technologies, Inc., 6.45%, 3/15/29	169,000
B2	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	72,400
			Qwest Corp.,
BB+	375	[2,4]	7.741%, 6/15/13	402,187
BB+	55		7.875%, 9/01/11	58,300
Caa1	790		Rural Cellular Corp., 9.875%, 2/01/10	849,250
A	435		SBC Communications, Inc., 6.45%, 6/15/34	444,474
			Sprint Capital Corp.,
A-	1,205		6.875%, 11/15/28	1,309,016
A-	1,250		8.75%, 3/15/32	1,637,037
A+	635		Verizon Global Funding Corp. , 7.75%, -6/15/32	740,545
A+	540		Verizon Maryland, Inc., 5.125%, 6/15/33	449,523
A+	1,355		Verizon Maryland, Inc., 6.125%, 3/01/12	1,376,992
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	698,205
A+	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,091,340
B+	360	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	386,100

				12,205,301

			Transportation—0.9%
BB-	120		American Airlines, Inc., 7.324%, 4/15/11	114,600
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,059,044
BBB	1,475		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,551,080
B	450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	457,875
BB-	320	[4]	Hertz Corp., 8.875%, 1/01/14	330,400
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,644
B+	115		OMI Corp., 7.625%, 12/01/13	117,588

				3,680,231

			Total Corporate Bonds	170,326,781

BlackRock Income Opportunity Trust (BNA) (continued)

Principal
Amount
(000)		Description	Value

		U.S. Government and Agency Securities—55.4%
		Overseas Private Investment Corp.,
$ 329		4.09%, 5/29/12	$299,333
919		4.30%, 5/29/12	856,082
686		4.64%, 5/29/12	648,659
387		4.68%, 5/29/12	357,537
2,925		4.87%, 5/29/12	2,796,342
3,655		5.40%, 5/29/12	3,644,941
419		5.46%, 2/15/06	430,196
742		5.79%, 5/29/12	758,942
5106		5.88%, 2/15/06	510,553
1,408		5.94%, 5/29/12	1,444,800
401		5.95%, 5/29/12	408,484
473		6.10%, 5/29/12	487,492
572		6.81%, 5/29/12	596,956
4,567		6.89%, 5/29/12	4,782,774
1,535		6.91%, 5/29/12	1,594,721
413		7.35%, 2/15/06	434,179
1,152		Small Business Administration, 6.95%, 11/01/16	1,199,111
		Tennessee Valley Authority,
1,800		Ser. C, 5.88%, 4/01/36	2,017,363
2,900		Ser. D, 4.875%, 12/15/16	2,876,162
		U.S. Treasury Bonds,
5,915		5.375%, 2/15/31	6,513,894
32,000	[8]	6.00%, 2/15/26	37,138,752
3,875		6.125%, 11/15/27	4,600,361
24,320	[8]	6.50%, 11/15/26	29,928,922
9,795	[8]	7.125%, 2/15/23	12,503,905
445		8.125%, 8/15/19	596,371
15,645	[8]	8.50%, 2/15/20	21,680,528
		U.S. Treasury Inflation Indexed Bonds,
4,634		0.875%, 4/15/10	4,441,202
—		2.00%, 1/15/16	273
		U.S. Treasury Notes,
26,765		4.00%, 8/31/07-9/30/07	26,536,411
27,600	[8]	4.00%, 2/15/15	26,513,388
17,965		4.25%, 10/31/07-1/15/11	17,874,194
1,080		4.375%, 11/15/08	1,076,792
970		4.50%, 11/15/15	968,176

		Total U.S. Government and Agency Securities	216,517,796

		U.S. Government and Agency Zero Coupon Bond—0.7%
6,055		Resolution Funding Corp., 4/15/30	1,892,793
2,000		U.S. Treasury Strip Principal, 11/15/21	944,062

			2,836,855

		Total investments before borrowed bond, TBA sale commitments and
		outstanding options written—132.6%(cost $608,522,1529)	605,057,083

		BORROWED BOND—0.0%
103	[10]	U.S. Treasury Bonds, 2.80%, 2/08/06 (cost $103,275)	103,275

		TBA SALE COMMITMENTS—(22.2)%
		Mortgage Pass-Through Securities—(22.2)%
		Federal National Mortgage Assoc.,
(300)		TBA, 5.50%, 2/16/21	(301,781)
(70,300)		TBA, 5.50%, 2/13/36	(69,531,059)
(17,100)		TBA, 6.00%, 2/13/36	(17,265,665)

		Total TBA Sale Commitments (proceeds $87,400,320)	(87,098,505)

BlackRock Income Opportunity Trust (BNA) (continued)

Notional
Amount
(000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.7)%
	Interest Rate Swaps,
$ (14,200)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	$(656,750)
(14,200)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(273,208)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(410,564)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(786,656)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(220,134)
(5,700)	Trust pays 3-month LIBOR%, Trust receives 5.135%, expires 4/21/08	(219,393)

	Total Outstanding Options Written (premium received $2,876,240)	(2,566,705)

	Total investments net of borrowed bonds, TBA sale commitments and outstanding options written	$ 515,495,148
	Liabilities in excess of other assets (including $30,305,036 of net payable for investments purchased and
	$99,607,700 of reverse repurchase agreements payable)—(31.9)%	(124,742,429)

	Net Assets—100%	$ 390,752,719

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Rate shown is interest rate as of January 31, 2006.
[3]	Security, or a portion thereof, pledged as collateral with a value of $3,729,876 on 10 long Eurodollar futures contracts expiring June 2007 to September 2007, 91 long U.S. Treasury Note futures contracts expiring March 2006, 822 long U.S. Treasury Bond futures contracts expiring March 2006, 96 short Eurodollar futures contracts expiring March 2006 to September 2006 and 1,140 short U.S. Treasury Note futures contracts expiring March 2006. The notional value of such contracts on January 31, 2006 was ($38,358,063), with an unrealized gain of $1,187,553.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 5.1% of its net assets, with a current market value of $19,818,570, in securities restricted as to resale.
[5]	Rate shown is interest rate or effective yield as of January 31, 2006 of the underlying collateral.
[6]	Security is fair valued.
[7]	Issuer is in default and/or bankruptcy.
[8]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[9]	Cost for Federal income tax purposes is $609,467,478. The net unrealized depreciation on a tax basis is $4,410,395, consisting of $6,737,942 gross unrealized appreciation and $11,148,337 gross unrealized depreciation.
[10]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA – To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Income Opportunity Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006